CASH AND CASH EQUIVALENTS AND NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of external credit grades [line items]
Time deposit	€ 450,000	€ 50,000
Money market funds	5,656	5,568
Cash Collected From Settlements of Receivables or Collateral
Disclosure of external credit grades [line items]
Restricted cash and cash equivalents	53,644	31,820
CHINA
Disclosure of external credit grades [line items]
Restricted cash and cash equivalents	€ 63,379	€ 81,337
Euro
Disclosure of external credit grades [line items]
Cash and cash equivalents, denomination percentage	88.00%	80.00%
AAAm
Disclosure of external credit grades [line items]
Money market funds	€ 365,608